Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Reconciliation Carrying Amounts [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning		$ 15,512
Adjustments to equity		(4,521)
Equity as adjusted		$ 10,991
Groups share in %		27.02%
Group share		$ 2,970
Technology, net of deferred tax		1,084
Goodwill		5,608
Balance at ending		9,662		$ 15,512
Reconciliation to Carrying Amounts One [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning			$ 22,482	22,482
Groups share in %			27.76%
Group share			$ 6,241
Fair value adjustments			5,610
Carrying amount			11,851
Reconciliation to Carrying Amounts Two [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning		10,735	$ 19,615	19,615
Adjustments to equity				(4,883)
Equity as adjusted				$ 14,732
Groups share in %				27.02%
Group share				$ 3,981
Technology, net of deferred tax				1,146
Goodwill				5,608
Balance at ending				10,735
Reconciliation to Carrying Amounts Three [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning	$ 4,098
Adjustments to equity	(543)
Equity as adjusted	$ 3,555
Groups share in %	34.58%
Group share	$ 1,229
Technology and customers relationship, net of deferred tax	2,336
Goodwill	1,041
Balance at ending	$ 4,606
Reconciliation to Carrying Amounts Four [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning		(1,254)
Adjustments to equity		(25)
Equity as adjusted		$ (1,279)
Groups share in %		40.35%
Group share		$ (516)
Technology, net of deferred tax		714
Goodwill		1,102
Balance at ending		1,300		(1,254)
Reconciliation to Carrying Amounts Five [Member]
Interest in Other Entities (Details) - Schedule of reconciliation to carrying amounts [Line Items]
Balance at beginning		794
Adjustments to equity		(339)
Equity as adjusted		$ 455
Groups share in %		19.70%
Group share		$ 90
IPR&D, net of deferred tax		266
Goodwill		896
Balance at ending		$ 1,252		$ 794